Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 91.8%
Auto Components - 2.1%
Stoneridge, Inc. (A)	69,455	$ 1,439,108
Visteon Corp. (A)	26,535	1,926,706

		3,365,814

Automobiles - 1.3%
Winnebago Industries, Inc.	33,274	2,010,082

Banks - 16.1%
Ameris Bancorp	45,988	1,061,173
Atlantic Union Bankshares Corp.	57,571	1,299,377
BancorpSouth Bank	52,450	1,097,779
Enterprise Financial Services Corp.	40,940	1,189,716
FB Financial Corp.	42,888	1,089,784
First Bancorp	42,460	877,224
First Horizon National Corp.	144,055	1,335,390
First Interstate BancSystem, Inc., Class A	44,928	1,307,854
First Midwest Bancorp, Inc.	85,298	1,035,091
Independent Bank Group, Inc.	30,971	1,360,556
Pacific Premier Bancorp, Inc.	67,533	1,418,868
Renasant Corp.	57,051	1,325,295
Synovus Financial Corp.	58,645	1,181,697
TCF Financial Corp.	52,137	1,433,246
Umpqua Holdings Corp.	106,737	1,158,096
United Community Banks, Inc.	59,790	1,072,035
Valley National Bancorp	175,999	1,314,713
Veritex Holdings, Inc. (B)	77,158	1,290,082
Webster Financial Corp.	51,402	1,401,733
WesBanco, Inc.	55,705	1,104,630
Wintrust Financial Corp.	31,613	1,353,036

		25,707,375

Biotechnology - 1.2%
Coherus Biosciences, Inc. (A) (B)	113,259	1,992,226

Capital Markets - 0.8%
Stifel Financial Corp.	25,206	1,221,987

Chemicals - 0.7%
Livent Corp. (A) (B)	185,476	1,162,934

Commercial Services & Supplies - 2.1%
BrightView Holdings, Inc. (A)	126,515	1,533,362
Covanta Holding Corp.	184,723	1,817,674

		3,351,036

Communications Equipment - 1.2%
Casa Systems, Inc. (A)	337,844	1,895,305

Construction & Engineering - 2.8%
MasTec, Inc. (A) (B)	57,741	2,296,937
Tutor Perini Corp. (A)	177,839	2,093,165

		4,390,102

Construction Materials - 0.6%
Summit Materials, Inc., Class A (A)	63,879	940,299

Consumer Finance - 2.1%
Encore Capital Group, Inc. (A)	45,531	1,663,248
PRA Group, Inc. (A)	42,897	1,697,005

		3,360,253

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	85,906	$ 1,197,530
Greif, Inc., Class A	30,522	1,061,860

		2,259,390

Diversified Consumer Services - 1.0%
Laureate Education, Inc., Class A (A)	121,047	1,534,876

Electric Utilities - 1.7%
PNM Resources, Inc.	45,490	1,921,043
Spark Energy, Inc., Class A	105,689	797,952

		2,718,995

Electronic Equipment, Instruments & Components - 2.7%
Flex, Ltd. (A)	128,081	1,471,651
Knowles Corp. (A)	96,424	1,471,430
Sanmina Corp. (A)	43,275	1,284,402

		4,227,483

Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc., Class A	115,054	650,055

Entertainment - 2.1%
IMAX Corp. (A)	132,429	1,495,123
Lions Gate Entertainment Corp., Class B (A)	271,009	1,926,874

		3,421,997

Equity Real Estate Investment Trusts - 10.1%
Alexander & Baldwin, Inc.	73,335	866,820
Apple Hospitality, Inc.	137,753	1,214,982
CatchMark Timber Trust, Inc., Class A	169,212	1,651,509
Community Healthcare Trust, Inc.	32,581	1,489,929
Front Yard Residential Corp.	156,702	1,358,606
Getty Realty Corp.	40,762	1,207,778
Independence Realty Trust, Inc.	97,521	1,121,492
Industrial Logistics Properties Trust	67,174	1,418,043
Investors Real Estate Trust	15,517	1,121,879
Jernigan Capital, Inc. (B)	72,626	1,017,490
NexPoint Residential Trust, Inc.	37,763	1,443,680
Outfront Media, Inc.	79,025	1,138,750
Summit Hotel Properties, Inc.	193,368	1,001,646

		16,052,604

Food Products - 1.8%
B&G Foods, Inc. (B)	47,890	1,384,500
Darling Ingredients, Inc. (A)	51,958	1,451,187

		2,835,687

Health Care Equipment & Supplies - 0.9%
Lantheus Holdings, Inc. (A)	108,923	1,468,282

Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (A)	29,999	1,648,145
Patterson Cos., Inc. (B)	49,728	1,320,776
Premier, Inc., Class A (A)	71,340	2,494,760

		5,463,681

Hotels, Restaurants & Leisure - 1.6%
Extended Stay America, Inc.	98,484	1,123,702
International Game Technology PLC (B)	141,578	1,395,959

		2,519,661

Household Durables - 4.3%
Century Communities, Inc. (A)	48,636	1,732,414
MDC Holdings, Inc.	42,445	1,902,810

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Taylor Morrison Home Corp. (A)	70,402	$ 1,650,927
Universal Electronics, Inc. (A)	32,376	1,491,562

		6,777,713

Insurance - 3.7%
Argo Group International Holdings, Ltd.	33,405	1,119,402
Hanover Insurance Group, Inc.	14,323	1,459,227
Horace Mann Educators Corp.	29,726	1,117,103
Selective Insurance Group, Inc.	23,636	1,284,380
Universal Insurance Holdings, Inc.	53,180	931,182

		5,911,294

Leisure Products - 1.3%
Callaway Golf Co.	104,790	1,996,249

Machinery - 3.2%
Meritor, Inc. (A)	82,349	1,873,440
Middleby Corp. (A)	18,223	1,513,602
Wabash National Corp.	144,526	1,646,151

		5,033,193

Media - 1.9%
Gray Television, Inc. (A)	113,424	1,626,500
Nexstar Media Group, Inc., Class A	16,106	1,411,691

		3,038,191

Metals & Mining - 0.7%
Compass Minerals International, Inc.	21,096	1,074,630

Multi-Utilities - 1.6%
Black Hills Corp.	21,778	1,260,075
NorthWestern Corp.	23,214	1,306,020

		2,566,095

Oil, Gas & Consumable Fuels - 2.4%
Brigham Minerals, Inc., Class A	73,963	819,510
CNX Resources Corp. (A)	76,141	734,761
Delek US Holdings, Inc.	52,953	925,618
Scorpio Tankers, Inc.	47,626	629,616
WPX Energy, Inc. (A)	133,454	796,720

		3,906,225

Paper & Forest Products - 0.6%
Neenah, Inc.	21,268	948,765

Pharmaceuticals - 0.7%
Prestige Consumer Healthcare, Inc. (A)	29,906	1,112,204

Road & Rail - 0.7%
Ryder System, Inc.	32,303	1,183,259

Semiconductors & Semiconductor Equipment - 0.5%
Cohu, Inc.	40,661	765,647

Software - 3.4%
Ebix, Inc. (B)	50,593	1,115,829
Xperi Holding Corp.	111,294	2,052,261
Zix Corp. (A)	315,322	2,243,516

		5,411,606

Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (A)	23,291	2,332,594
Foot Locker, Inc.	43,157	1,268,384
MarineMax, Inc. (A)	53,540	1,485,200
Urban Outfitters, Inc. (A) (B)	69,847	1,155,269

		6,241,447

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Oxford Industries, Inc.	18,990	$ 815,431

Trading Companies & Distributors - 4.3%
GATX Corp.	19,547	1,192,172
GMS, Inc. (A)	79,322	1,858,514
Rush Enterprises, Inc., Class A	41,912	1,994,173
WESCO International, Inc. (A)	45,538	1,770,062

		6,814,921

Total Common Stocks (Cost $146,831,061)		146,146,994

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	1,827,136	1,827,136

Total Other Investment Company (Cost $1,827,136)		1,827,136

	Principal	Value
REPURCHASE AGREEMENT - 18.0%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $28,681,577 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $29,255,302.	$ 28,681,577	28,681,577

Total Repurchase Agreement (Cost $28,681,577)		28,681,577

Total Investments (Cost $177,339,774)		176,655,707
Net Other Assets (Liabilities) - (10.9)%		(17,292,511)

Net Assets - 100.0%		$ 159,363,196

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$146,146,994	$—	$—	$146,146,994
Other Investment Company	1,827,136	—	—	1,827,136
Repurchase Agreement	—	28,681,577	—	28,681,577

Total Investments	$147,974,130	$28,681,577	$—	$176,655,707

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,419,319, collateralized by cash collateral of $1,827,136 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,777,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4